Condensed Consolidated Balance Sheets (Audited) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 89,634	$ 1,352,892
Inventory (note 2)	1,021,947	900,543
Security deposit - current	2,000
Deferred offering cost		88,704
Prepaid expenses	248,032	33,707
Total current assets:	1,361,613	2,375,846
Non-current assets:
Security deposit	79,566	16,074
Property and equipment, net (note 2)	1,275,078	109,664
Right of use asset	907,705	188,918
Total non-current assets:	2,262,349	314,656
Total assets:	3,623,962	2,690,502
Current liabilities:
Accounts payable and accrued expenses	716,329	491,868
Interest payable - current	89,148	65,889
Sales tax payable	6,839
Customer deposits	203,645	137,895
Current operating lease liability	346,953	174,254
Deferred revenue (note 2)	1,500,000
Accrued payroll and compensation (note 4)	2,114,487	1,678,466
Convertible debt at fair value (note 9)	4,576,949	3,542,797
Total current labilities:	10,554,350	6,091,169
Noncurrent liabilities:
Interest payable	131,549
Right of use liability	706,441	269,761
Promissory note (note 3)	2,550,930
Total noncurrent liabilities:	3,388,920	269,761
Total liabilities:	13,943,270	6,360,930
Commitments and contingencies: (note 3 and 6)
Stockholders’ deficit:
Common stock - $0.001 par value; 100,000,000 shares authorized; 75,024,356 shares issued and outstanding as of December 31, 2025 and 26,500,959 as of December 31, 2024	75,024	26,501
Additional paid-in capital	71,774,075	16,071,724
Accumulated deficit	(82,168,510)	(19,769,347)
Total stockholders’ deficit:	(10,319,308)	(3,670,428)
TOTAL LIABILITIES & STOCKHOLDERS’ DEFICIT:	3,623,962	2,690,502
Preferred Stock A
Stockholders’ deficit:
Preferred stock, value		100
Preferred Stock B
Stockholders’ deficit:
Preferred stock, value	3	594
Preferred Stock C
Stockholders’ deficit:
Preferred stock, value	100
Related Party
Current liabilities:
Loan payable - related party (note 4)	$ 1,000,000